Segment Reporting - Schedule of Current Reportable Segments by Revenue (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 1,554	$ 1,361	$ 2,728	$ 2,552
Employer Solutions
Segment Reporting Information [Line Items]
Revenue	1,347	1,156	2,288	2,084
Employer Solutions | Recurring
Segment Reporting Information [Line Items]
Revenue	1,213	1,049	2,051	1,834
Employer Solutions | Project
Segment Reporting Information [Line Items]
Revenue	134	107	237	250
Professional Services
Segment Reporting Information [Line Items]
Revenue	186	184	368	285
Professional Services | Recurring
Segment Reporting Information [Line Items]
Revenue	65	60	108	56
Professional Services | Project
Segment Reporting Information [Line Items]
Revenue	121	124	260	229
Hosted Business
Segment Reporting Information [Line Items]
Revenue	$ 21	$ 21	$ 72	$ 183